EQUITY (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 D
Equity 1	826,017
Equity 2	$ 12.3
Equity 3	406,504
Equity 4	$ 12.3
Equity 5	45
Equity 6	106,681
Equity 7	125,000
Equity 8	20,625
Equity 9	$ 12.3
Equity 10	125,000
Equity 11	165,289
Equity 12	1,700,000
Equity 13	925,926
Equity 14	$ 5.4
Equity 15	5,000,000
Equity 16	344,353
Equity 17	964,000
Equity 18	5,000,000
Equity 19	2,000,000
Equity 20	1,084,895
Equity 21	1.20
Equity 22	223,604
Equity 23	357,627
Equity 24	315,577
Equity 25	684,046
Equity 26	4,000,000
Equity 27	106,681
Equity 28	634,752
Equity 29	125,000
Equity 30	1,130,000
Equity 31	125,000
Equity 32	$ 1,100,000